Comprehensive Income (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Changes in Accumulated Other Comprehensive Income (Loss) by Component
Beginning Balance in AOCI		$ 184.8	$ (85.1)	$ (147.7)
Change in Fair Value Recognized in AOCI		340.3	536.8	(66.4)
Commodity
Generation and Marketing Revenues		19,639.5	16,792.0	14,918.5
Interest Rate
Interest Expense		1,396.1	1,199.1	1,165.7
Pension and OPEB
Reclassifications from AOCI, before Income Tax (Expense) Benefit		(537.7)	(337.9)	163.2
Income Tax (Expense) Benefit		5.4	115.5	40.5
Reclassifications from AOCI, Net of Income Tax (Expense) Benefit		(424.7)	(266.9)	129.0
Reclassifications of KPCo Pension and OPEB Regulatory Assets, Net of Tax		(16.7)	0.0	0.0
Net Current Period Other Comprehensive Income (Loss)		(101.1)	269.9	62.6
Ending Balance in AOCI		83.7	184.8	(85.1)
Pension and OPEB [Member] | Amortization of Deferred Costs [Member]
Changes in Accumulated Other Comprehensive Income (Loss) by Component
Beginning Balance in AOCI		115.6	123.7	130.7
Change in Fair Value Recognized in AOCI		0.0	0.0	0.0
Pension and OPEB
Reclassifications from AOCI, before Income Tax (Expense) Benefit		(13.2)	(10.3)	(8.9)
Reclassifications from AOCI, Net of Income Tax (Expense) Benefit		(10.4)	(8.1)	(7.0)
Net Current Period Other Comprehensive Income (Loss)		(10.4)	(8.1)	(7.0)
Ending Balance in AOCI		105.2	115.6	123.7
Pension and OPEB [Member] | Changes in Funded Status [Member]
Changes in Accumulated Other Comprehensive Income (Loss) by Component
Beginning Balance in AOCI		(73.2)	(100.7)	(163.4)
Change in Fair Value Recognized in AOCI		(155.4)	27.5	62.7
Pension and OPEB
Reclassifications from AOCI, before Income Tax (Expense) Benefit		0.0	0.0	0.0
Reclassifications from AOCI, Net of Income Tax (Expense) Benefit		0.0	0.0	0.0
Net Current Period Other Comprehensive Income (Loss)		(172.1)	27.5	62.7
Ending Balance in AOCI		(245.3)	(73.2)	(100.7)
Accumulated Other Comprehensive Income [Member]
Pension and OPEB
Net Current Period Other Comprehensive Income (Loss)		(101.1)	269.9	62.6
Accumulated Net Gain (Loss) from Cash Flow Hedges Attributable to Parent [Member] | Commodity [Member]
Changes in Accumulated Other Comprehensive Income (Loss) by Component
Beginning Balance in AOCI		163.7	(60.6)	(103.5)
Change in Fair Value Recognized in AOCI		477.3	488.2	(89.2)
Pension and OPEB
Reclassifications from AOCI, before Income Tax (Expense) Benefit		(528.5)	(334.1)	167.2
Reclassifications from AOCI, Net of Income Tax (Expense) Benefit		(417.5)	(263.9)	132.1
Net Current Period Other Comprehensive Income (Loss)		59.8	224.3	42.9
Ending Balance in AOCI		223.5	163.7	(60.6)
Accumulated Net Gain (Loss) from Cash Flow Hedges Attributable to Parent [Member] | Interest Rate [Member]
Changes in Accumulated Other Comprehensive Income (Loss) by Component
Beginning Balance in AOCI		(21.3)	(47.5)	(11.5)
Change in Fair Value Recognized in AOCI	[1]	18.4	21.1	(39.9)
Pension and OPEB
Reclassifications from AOCI, before Income Tax (Expense) Benefit		4.0	6.5	4.9
Reclassifications from AOCI, Net of Income Tax (Expense) Benefit		3.2	5.1	3.9
Net Current Period Other Comprehensive Income (Loss)		21.6	26.2	(36.0)
Ending Balance in AOCI		0.3	(21.3)	(47.5)
Generation and Marketing Revenues [Member]
Commodity
Generation and Marketing Revenues		2,448.9	2,108.3	1,621.0
Reclassifications To Accumulated Other Comprehensive Income [Member]
Pension and OPEB
Income Tax (Expense) Benefit		(4.4)
Reclassifications to AOCI, Current Period, before Tax, Attributable to Parent		(21.1)
Reclassifications of KPCo Pension and OPEB Regulatory Assets, Net of Tax		(16.7)
Reclassifications To Accumulated Other Comprehensive Income [Member] | Pension and OPEB [Member] | Amortization of Deferred Costs [Member]
Pension and OPEB
Income Tax (Expense) Benefit		0.0
Reclassifications to AOCI, Current Period, before Tax, Attributable to Parent		0.0
Reclassifications of KPCo Pension and OPEB Regulatory Assets, Net of Tax		0.0
Reclassifications To Accumulated Other Comprehensive Income [Member] | Pension and OPEB [Member] | Changes in Funded Status [Member]
Pension and OPEB
Income Tax (Expense) Benefit		(4.4)
Reclassifications to AOCI, Current Period, before Tax, Attributable to Parent		(21.1)
Reclassifications of KPCo Pension and OPEB Regulatory Assets, Net of Tax		(16.7)
Reclassifications To Accumulated Other Comprehensive Income [Member] | Accumulated Net Gain (Loss) from Cash Flow Hedges Attributable to Parent [Member] | Commodity [Member]
Pension and OPEB
Income Tax (Expense) Benefit		0.0
Reclassifications to AOCI, Current Period, before Tax, Attributable to Parent		0.0
Reclassifications of KPCo Pension and OPEB Regulatory Assets, Net of Tax		0.0
Reclassifications To Accumulated Other Comprehensive Income [Member] | Accumulated Net Gain (Loss) from Cash Flow Hedges Attributable to Parent [Member] | Interest Rate [Member]
Pension and OPEB
Income Tax (Expense) Benefit		0.0
Reclassifications to AOCI, Current Period, before Tax, Attributable to Parent		0.0
Reclassifications of KPCo Pension and OPEB Regulatory Assets, Net of Tax		0.0
Reclassifications from Accumulated Other Comprehensive Income [Member]
Interest Rate
Interest Expense	[2]	4.0	6.5	4.9
Pension and OPEB
Amortization of Prior Service Cost (Credit)		(21.8)	(19.4)	(19.2)
Amortization of Actuarial (Gains) Losses		8.6	9.1	10.3
Income Tax (Expense) Benefit		(113.0)	(71.0)	34.2
Reclassifications from Accumulated Other Comprehensive Income [Member] | Pension and OPEB [Member] | Amortization of Deferred Costs [Member]
Interest Rate
Interest Expense	[2]	0.0	0.0	0.0
Pension and OPEB
Amortization of Prior Service Cost (Credit)		(21.8)	(19.4)	(19.2)
Amortization of Actuarial (Gains) Losses		8.6	9.1	10.3
Income Tax (Expense) Benefit		(2.8)	(2.2)	(1.9)
Reclassifications from Accumulated Other Comprehensive Income [Member] | Pension and OPEB [Member] | Changes in Funded Status [Member]
Interest Rate
Interest Expense	[2]	0.0	0.0	0.0
Pension and OPEB
Amortization of Prior Service Cost (Credit)		0.0	0.0	0.0
Amortization of Actuarial (Gains) Losses		0.0	0.0	0.0
Income Tax (Expense) Benefit		0.0	0.0	0.0
Reclassifications from Accumulated Other Comprehensive Income [Member] | Accumulated Net Gain (Loss) from Cash Flow Hedges Attributable to Parent [Member] | Commodity [Member]
Interest Rate
Interest Expense	[2]	0.0	0.0	0.0
Pension and OPEB
Amortization of Prior Service Cost (Credit)		0.0	0.0	0.0
Amortization of Actuarial (Gains) Losses		0.0	0.0	0.0
Income Tax (Expense) Benefit		(111.0)	(70.2)	35.1
Reclassifications from Accumulated Other Comprehensive Income [Member] | Accumulated Net Gain (Loss) from Cash Flow Hedges Attributable to Parent [Member] | Interest Rate [Member]
Interest Rate
Interest Expense	[2]	4.0	6.5	4.9
Pension and OPEB
Amortization of Prior Service Cost (Credit)		0.0	0.0	0.0
Amortization of Actuarial (Gains) Losses		0.0	0.0	0.0
Income Tax (Expense) Benefit		0.8	1.4	1.0
Reclassifications from Accumulated Other Comprehensive Income [Member] | Generation and Marketing Revenues [Member]
Commodity
Generation and Marketing Revenues	[2]	0.1	0.7	(0.4)
Reclassifications from Accumulated Other Comprehensive Income [Member] | Generation and Marketing Revenues [Member] | Pension and OPEB [Member] | Amortization of Deferred Costs [Member]
Commodity
Generation and Marketing Revenues	[2]	0.0	0.0	0.0
Reclassifications from Accumulated Other Comprehensive Income [Member] | Generation and Marketing Revenues [Member] | Pension and OPEB [Member] | Changes in Funded Status [Member]
Commodity
Generation and Marketing Revenues	[2]	0.0	0.0	0.0
Reclassifications from Accumulated Other Comprehensive Income [Member] | Generation and Marketing Revenues [Member] | Accumulated Net Gain (Loss) from Cash Flow Hedges Attributable to Parent [Member] | Commodity [Member]
Commodity
Generation and Marketing Revenues	[2]	0.1	0.7	(0.4)
Reclassifications from Accumulated Other Comprehensive Income [Member] | Generation and Marketing Revenues [Member] | Accumulated Net Gain (Loss) from Cash Flow Hedges Attributable to Parent [Member] | Interest Rate [Member]
Commodity
Generation and Marketing Revenues	[2]	0.0	0.0	0.0
Reclassifications from Accumulated Other Comprehensive Income [Member] | Purchased Electricity for Resale [Member]
Commodity
Purchased Electricity for Resale	[2]	(528.6)	(334.8)	167.6
Reclassifications from Accumulated Other Comprehensive Income [Member] | Purchased Electricity for Resale [Member] | Pension and OPEB [Member] | Amortization of Deferred Costs [Member]
Commodity
Purchased Electricity for Resale	[2]	0.0	0.0	0.0
Reclassifications from Accumulated Other Comprehensive Income [Member] | Purchased Electricity for Resale [Member] | Pension and OPEB [Member] | Changes in Funded Status [Member]
Commodity
Purchased Electricity for Resale	[2]	0.0	0.0	0.0
Reclassifications from Accumulated Other Comprehensive Income [Member] | Purchased Electricity for Resale [Member] | Accumulated Net Gain (Loss) from Cash Flow Hedges Attributable to Parent [Member] | Commodity [Member]
Commodity
Purchased Electricity for Resale	[2]	(528.6)	(334.8)	167.6
Reclassifications from Accumulated Other Comprehensive Income [Member] | Purchased Electricity for Resale [Member] | Accumulated Net Gain (Loss) from Cash Flow Hedges Attributable to Parent [Member] | Interest Rate [Member]
Commodity
Purchased Electricity for Resale	[2]	0.0	0.0	0.0
Apple Blossom and Black Oak [Member] | Accumulated Net Gain (Loss) from Cash Flow Hedges Attributable to Parent [Member] | Interest Rate [Member]
Changes in Accumulated Other Comprehensive Income (Loss) by Component
Change in Fair Value Recognized in AOCI		(10.0)	(7.0)	6.0
AEP Texas Inc. [Member]
Changes in Accumulated Other Comprehensive Income (Loss) by Component
Beginning Balance in AOCI		(6.5)	(8.9)	(12.8)
Change in Fair Value Recognized in AOCI		(3.2)	1.3	2.7
Commodity
Generation and Marketing Revenues		1,848.0	1,587.7	1,528.0
Interest Rate
Interest Expense		208.7	176.5	171.8
Pension and OPEB
Reclassifications from AOCI, before Income Tax (Expense) Benefit		1.4	1.4	1.5
Income Tax (Expense) Benefit		72.6	43.1	(11.2)
Reclassifications from AOCI, Net of Income Tax (Expense) Benefit		1.1	1.1	1.2
Net Current Period Other Comprehensive Income (Loss)		(2.1)	2.4	3.9
Ending Balance in AOCI		(8.6)	(6.5)	(8.9)
AEP Texas Inc. [Member] | Pension and OPEB [Member] | Amortization of Deferred Costs [Member]
Changes in Accumulated Other Comprehensive Income (Loss) by Component
Beginning Balance in AOCI		5.3	5.1	4.9
Change in Fair Value Recognized in AOCI		0.0	0.0	0.0
Pension and OPEB
Reclassifications from AOCI, before Income Tax (Expense) Benefit		0.1	0.2	0.2
Reclassifications from AOCI, Net of Income Tax (Expense) Benefit		0.1	0.2	0.2
Net Current Period Other Comprehensive Income (Loss)		0.1	0.2	0.2
Ending Balance in AOCI		5.4	5.3	5.1
AEP Texas Inc. [Member] | Pension and OPEB [Member] | Changes in Funded Status [Member]
Changes in Accumulated Other Comprehensive Income (Loss) by Component
Beginning Balance in AOCI		(10.5)	(11.7)	(14.3)
Change in Fair Value Recognized in AOCI		(3.2)	1.2	2.6
Pension and OPEB
Reclassifications from AOCI, before Income Tax (Expense) Benefit		0.0	0.0	0.0
Reclassifications from AOCI, Net of Income Tax (Expense) Benefit		0.0	0.0	0.0
Net Current Period Other Comprehensive Income (Loss)		(3.2)	1.2	2.6
Ending Balance in AOCI		(13.7)	(10.5)	(11.7)
AEP Texas Inc. [Member] | Accumulated Other Comprehensive Income [Member]
Pension and OPEB
Net Current Period Other Comprehensive Income (Loss)		(2.1)	2.4	3.9
AEP Texas Inc. [Member] | Accumulated Net Gain (Loss) from Cash Flow Hedges Attributable to Parent [Member] | Interest Rate [Member]
Changes in Accumulated Other Comprehensive Income (Loss) by Component
Beginning Balance in AOCI		(1.3)	(2.3)	(3.4)
Change in Fair Value Recognized in AOCI		0.0	0.1	0.1
Pension and OPEB
Reclassifications from AOCI, before Income Tax (Expense) Benefit		1.3	1.2	1.3
Reclassifications from AOCI, Net of Income Tax (Expense) Benefit		1.0	0.9	1.0
Net Current Period Other Comprehensive Income (Loss)		1.0	1.0	1.1
Ending Balance in AOCI		(0.3)	(1.3)	(2.3)
AEP Texas Inc. [Member] | Reclassifications from Accumulated Other Comprehensive Income [Member]
Interest Rate
Interest Expense	[2]	1.3	1.2	1.3
Pension and OPEB
Amortization of Prior Service Cost (Credit)		(0.1)	(0.1)	(0.1)
Amortization of Actuarial (Gains) Losses		0.2	0.3	0.3
Income Tax (Expense) Benefit		0.3	0.3	0.3
AEP Texas Inc. [Member] | Reclassifications from Accumulated Other Comprehensive Income [Member] | Pension and OPEB [Member] | Amortization of Deferred Costs [Member]
Interest Rate
Interest Expense	[2]	0.0	0.0	0.0
Pension and OPEB
Amortization of Prior Service Cost (Credit)		(0.1)	(0.1)	(0.1)
Amortization of Actuarial (Gains) Losses		0.2	0.3	0.3
Income Tax (Expense) Benefit		0.0	0.0	0.0
AEP Texas Inc. [Member] | Reclassifications from Accumulated Other Comprehensive Income [Member] | Pension and OPEB [Member] | Changes in Funded Status [Member]
Interest Rate
Interest Expense	[2]	0.0	0.0	0.0
Pension and OPEB
Amortization of Prior Service Cost (Credit)		0.0	0.0	0.0
Amortization of Actuarial (Gains) Losses		0.0	0.0	0.0
Income Tax (Expense) Benefit		0.0	0.0	0.0
AEP Texas Inc. [Member] | Reclassifications from Accumulated Other Comprehensive Income [Member] | Accumulated Net Gain (Loss) from Cash Flow Hedges Attributable to Parent [Member] | Interest Rate [Member]
Interest Rate
Interest Expense	[2]	1.3	1.2	1.3
Pension and OPEB
Amortization of Prior Service Cost (Credit)		0.0	0.0	0.0
Amortization of Actuarial (Gains) Losses		0.0	0.0	0.0
Income Tax (Expense) Benefit		0.3	0.3	0.3
Appalachian Power Co [Member]
Changes in Accumulated Other Comprehensive Income (Loss) by Component
Beginning Balance in AOCI		24.4	7.2	5.0
Change in Fair Value Recognized in AOCI		(24.1)	22.3	7.0
Commodity
Generation and Marketing Revenues		3,520.7	3,092.9	2,809.2
Interest Rate
Interest Expense		233.9	214.0	217.6
Pension and OPEB
Reclassifications from AOCI, before Income Tax (Expense) Benefit		(6.4)	(6.4)	(6.1)
Income Tax (Expense) Benefit		18.2	22.1	4.3
Reclassifications from AOCI, Net of Income Tax (Expense) Benefit		(5.1)	(5.1)	(4.8)
Net Current Period Other Comprehensive Income (Loss)		(29.2)	17.2	2.2
Ending Balance in AOCI		(4.8)	24.4	7.2
Appalachian Power Co [Member] | Pension and OPEB [Member] | Amortization of Deferred Costs [Member]
Changes in Accumulated Other Comprehensive Income (Loss) by Component
Beginning Balance in AOCI		1.2	5.4	9.2
Change in Fair Value Recognized in AOCI		0.0	0.0	0.0
Pension and OPEB
Reclassifications from AOCI, before Income Tax (Expense) Benefit		(5.4)	(5.3)	(4.8)
Reclassifications from AOCI, Net of Income Tax (Expense) Benefit		(4.3)	(4.2)	(3.8)
Net Current Period Other Comprehensive Income (Loss)		(4.3)	(4.2)	(3.8)
Ending Balance in AOCI		(3.1)	1.2	5.4
Appalachian Power Co [Member] | Pension and OPEB [Member] | Changes in Funded Status [Member]
Changes in Accumulated Other Comprehensive Income (Loss) by Component
Beginning Balance in AOCI		15.7	2.6	(5.1)
Change in Fair Value Recognized in AOCI		(24.1)	13.1	7.7
Pension and OPEB
Reclassifications from AOCI, before Income Tax (Expense) Benefit		0.0	0.0	0.0
Reclassifications from AOCI, Net of Income Tax (Expense) Benefit		0.0	0.0	0.0
Net Current Period Other Comprehensive Income (Loss)		(24.1)	13.1	7.7
Ending Balance in AOCI		(8.4)	15.7	2.6
Appalachian Power Co [Member] | Accumulated Other Comprehensive Income [Member]
Pension and OPEB
Net Current Period Other Comprehensive Income (Loss)		(29.2)	17.2	2.2
Appalachian Power Co [Member] | Accumulated Net Gain (Loss) from Cash Flow Hedges Attributable to Parent [Member] | Interest Rate [Member]
Changes in Accumulated Other Comprehensive Income (Loss) by Component
Beginning Balance in AOCI		7.5	(0.8)	0.9
Change in Fair Value Recognized in AOCI		0.0	9.2	(0.7)
Pension and OPEB
Reclassifications from AOCI, before Income Tax (Expense) Benefit		(1.0)	(1.1)	(1.3)
Reclassifications from AOCI, Net of Income Tax (Expense) Benefit		(0.8)	(0.9)	(1.0)
Net Current Period Other Comprehensive Income (Loss)		(0.8)	8.3	(1.7)
Ending Balance in AOCI		6.7	7.5	(0.8)
Appalachian Power Co [Member] | Reclassifications from Accumulated Other Comprehensive Income [Member]
Interest Rate
Interest Expense	[2]	(1.0)	(1.1)	(1.3)
Pension and OPEB
Amortization of Prior Service Cost (Credit)		(5.4)	(5.3)	(5.3)
Amortization of Actuarial (Gains) Losses				0.5
Income Tax (Expense) Benefit		(1.3)	(1.3)	(1.3)
Appalachian Power Co [Member] | Reclassifications from Accumulated Other Comprehensive Income [Member] | Pension and OPEB [Member] | Amortization of Deferred Costs [Member]
Interest Rate
Interest Expense	[2]	0.0	0.0	0.0
Pension and OPEB
Amortization of Prior Service Cost (Credit)		(5.4)	(5.3)	(5.3)
Amortization of Actuarial (Gains) Losses				0.5
Income Tax (Expense) Benefit		(1.1)	(1.1)	(1.0)
Appalachian Power Co [Member] | Reclassifications from Accumulated Other Comprehensive Income [Member] | Pension and OPEB [Member] | Changes in Funded Status [Member]
Interest Rate
Interest Expense	[2]	0.0	0.0	0.0
Pension and OPEB
Amortization of Prior Service Cost (Credit)		0.0	0.0	0.0
Amortization of Actuarial (Gains) Losses				0.0
Income Tax (Expense) Benefit		0.0	0.0	0.0
Appalachian Power Co [Member] | Reclassifications from Accumulated Other Comprehensive Income [Member] | Accumulated Net Gain (Loss) from Cash Flow Hedges Attributable to Parent [Member] | Interest Rate [Member]
Interest Rate
Interest Expense	[2]	(1.0)	(1.1)	(1.3)
Pension and OPEB
Amortization of Prior Service Cost (Credit)		0.0	0.0	0.0
Amortization of Actuarial (Gains) Losses				0.0
Income Tax (Expense) Benefit		(0.2)	(0.2)	(0.3)
Indiana Michigan Power Co [Member]
Changes in Accumulated Other Comprehensive Income (Loss) by Component
Beginning Balance in AOCI		(1.3)	(7.0)	(11.6)
Change in Fair Value Recognized in AOCI		(0.3)	4.2	3.1
Commodity
Generation and Marketing Revenues		2,659.7	2,330.7	2,236.0
Interest Rate
Interest Expense		125.2	116.8	112.3
Pension and OPEB
Reclassifications from AOCI, before Income Tax (Expense) Benefit		1.6	1.9	1.9
Income Tax (Expense) Benefit		4.2	(10.6)	(7.5)
Reclassifications from AOCI, Net of Income Tax (Expense) Benefit		1.3	1.5	1.5
Net Current Period Other Comprehensive Income (Loss)		1.0	5.7	4.6
Ending Balance in AOCI		(0.3)	(1.3)	(7.0)
Indiana Michigan Power Co [Member] | Pension and OPEB [Member] | Amortization of Deferred Costs [Member]
Changes in Accumulated Other Comprehensive Income (Loss) by Component
Beginning Balance in AOCI		4.7	4.8	4.9
Change in Fair Value Recognized in AOCI		0.0	0.0	0.0
Pension and OPEB
Reclassifications from AOCI, before Income Tax (Expense) Benefit		(0.4)	(0.1)	(0.1)
Reclassifications from AOCI, Net of Income Tax (Expense) Benefit		(0.3)	(0.1)	(0.1)
Net Current Period Other Comprehensive Income (Loss)		(0.3)	(0.1)	(0.1)
Ending Balance in AOCI		4.4	4.7	4.8
Indiana Michigan Power Co [Member] | Pension and OPEB [Member] | Changes in Funded Status [Member]
Changes in Accumulated Other Comprehensive Income (Loss) by Component
Beginning Balance in AOCI		0.7	(3.5)	(6.6)
Change in Fair Value Recognized in AOCI		(0.3)	4.2	3.1
Pension and OPEB
Reclassifications from AOCI, before Income Tax (Expense) Benefit		0.0	0.0	0.0
Reclassifications from AOCI, Net of Income Tax (Expense) Benefit		0.0	0.0	0.0
Net Current Period Other Comprehensive Income (Loss)		(0.3)	4.2	3.1
Ending Balance in AOCI		0.4	0.7	(3.5)
Indiana Michigan Power Co [Member] | Accumulated Other Comprehensive Income [Member]
Pension and OPEB
Net Current Period Other Comprehensive Income (Loss)		1.0	5.7	4.6
Indiana Michigan Power Co [Member] | Accumulated Net Gain (Loss) from Cash Flow Hedges Attributable to Parent [Member] | Interest Rate [Member]
Changes in Accumulated Other Comprehensive Income (Loss) by Component
Beginning Balance in AOCI		(6.7)	(8.3)	(9.9)
Change in Fair Value Recognized in AOCI		0.0	0.0	0.0
Pension and OPEB
Reclassifications from AOCI, before Income Tax (Expense) Benefit		2.0	2.0	2.0
Reclassifications from AOCI, Net of Income Tax (Expense) Benefit		1.6	1.6	1.6
Net Current Period Other Comprehensive Income (Loss)		1.6	1.6	1.6
Ending Balance in AOCI		(5.1)	(6.7)	(8.3)
Indiana Michigan Power Co [Member] | Reclassifications from Accumulated Other Comprehensive Income [Member]
Interest Rate
Interest Expense	[2]	2.0	2.0	2.0
Pension and OPEB
Amortization of Prior Service Cost (Credit)		(0.8)	(0.8)	(0.8)
Amortization of Actuarial (Gains) Losses		0.4	0.7	0.7
Income Tax (Expense) Benefit		0.3	0.4	0.4
Indiana Michigan Power Co [Member] | Reclassifications from Accumulated Other Comprehensive Income [Member] | Pension and OPEB [Member] | Amortization of Deferred Costs [Member]
Interest Rate
Interest Expense	[2]	0.0	0.0	0.0
Pension and OPEB
Amortization of Prior Service Cost (Credit)		(0.8)	(0.8)	(0.8)
Amortization of Actuarial (Gains) Losses		0.4	0.7	0.7
Income Tax (Expense) Benefit		(0.1)	0.0	0.0
Indiana Michigan Power Co [Member] | Reclassifications from Accumulated Other Comprehensive Income [Member] | Pension and OPEB [Member] | Changes in Funded Status [Member]
Interest Rate
Interest Expense	[2]	0.0	0.0	0.0
Pension and OPEB
Amortization of Prior Service Cost (Credit)		0.0	0.0	0.0
Amortization of Actuarial (Gains) Losses		0.0	0.0	0.0
Income Tax (Expense) Benefit		0.0	0.0	0.0
Indiana Michigan Power Co [Member] | Reclassifications from Accumulated Other Comprehensive Income [Member] | Accumulated Net Gain (Loss) from Cash Flow Hedges Attributable to Parent [Member] | Interest Rate [Member]
Interest Rate
Interest Expense	[2]	2.0	2.0	2.0
Pension and OPEB
Amortization of Prior Service Cost (Credit)		0.0	0.0	0.0
Amortization of Actuarial (Gains) Losses		0.0	0.0	0.0
Income Tax (Expense) Benefit		0.4	0.4	0.4
Public Service Co Of Oklahoma [Member]
Changes in Accumulated Other Comprehensive Income (Loss) by Component
Beginning Balance in AOCI		0.0
Commodity
Generation and Marketing Revenues		1,875.7	1,474.3	1,263.9
Interest Rate
Interest Expense		83.8	62.9	60.3
Pension and OPEB
Income Tax (Expense) Benefit		(49.2)	4.1	5.2
Net Current Period Other Comprehensive Income (Loss)		1.3	(0.1)	(1.0)
Ending Balance in AOCI		1.3	0.0
Public Service Co Of Oklahoma [Member] | Accumulated Other Comprehensive Income [Member]
Pension and OPEB
Net Current Period Other Comprehensive Income (Loss)		1.3	(0.1)	(1.0)
Public Service Co Of Oklahoma [Member] | Accumulated Net Gain (Loss) from Cash Flow Hedges Attributable to Parent [Member] | Interest Rate [Member]
Changes in Accumulated Other Comprehensive Income (Loss) by Component
Beginning Balance in AOCI		0.0	0.1	1.1
Change in Fair Value Recognized in AOCI		1.3	0.0	0.0
Pension and OPEB
Reclassifications from AOCI, before Income Tax (Expense) Benefit		0.0	(0.1)	(1.3)
Reclassifications from AOCI, Net of Income Tax (Expense) Benefit		0.0	(0.1)	(1.0)
Net Current Period Other Comprehensive Income (Loss)		1.3	(0.1)	(1.0)
Ending Balance in AOCI		1.3	0.0	0.1
Public Service Co Of Oklahoma [Member] | Reclassifications from Accumulated Other Comprehensive Income [Member] | Accumulated Net Gain (Loss) from Cash Flow Hedges Attributable to Parent [Member] | Interest Rate [Member]
Interest Rate
Interest Expense	[2]	0.0	(0.1)	(1.3)
Pension and OPEB
Income Tax (Expense) Benefit		0.0	0.0	(0.3)
Southwestern Electric Power Co [Member]
Changes in Accumulated Other Comprehensive Income (Loss) by Component
Beginning Balance in AOCI		6.7	1.9	(1.3)
Change in Fair Value Recognized in AOCI		(9.2)	4.9	3.2
Commodity
Generation and Marketing Revenues		2,283.2	2,126.0	1,735.3
Interest Rate
Interest Expense		137.4	125.9	118.5
Pension and OPEB
Reclassifications from AOCI, before Income Tax (Expense) Benefit		(2.1)	(0.1)	0.0
Income Tax (Expense) Benefit		(25.2)	(0.6)	9.4
Reclassifications from AOCI, Net of Income Tax (Expense) Benefit		(1.7)	(0.1)	0.0
Net Current Period Other Comprehensive Income (Loss)		(10.9)	4.8	3.2
Ending Balance in AOCI		(4.2)	6.7	1.9
Southwestern Electric Power Co [Member] | Pension and OPEB [Member] | Amortization of Deferred Costs [Member]
Changes in Accumulated Other Comprehensive Income (Loss) by Component
Beginning Balance in AOCI		(4.4)	(2.8)	(1.3)
Change in Fair Value Recognized in AOCI		0.0	0.0	0.0
Pension and OPEB
Reclassifications from AOCI, before Income Tax (Expense) Benefit		(2.0)	(2.0)	(1.9)
Reclassifications from AOCI, Net of Income Tax (Expense) Benefit		(1.6)	(1.6)	(1.5)
Net Current Period Other Comprehensive Income (Loss)		(1.6)	(1.6)	(1.5)
Ending Balance in AOCI		(6.0)	(4.4)	(2.8)
Southwestern Electric Power Co [Member] | Pension and OPEB [Member] | Changes in Funded Status [Member]
Changes in Accumulated Other Comprehensive Income (Loss) by Component
Beginning Balance in AOCI		9.9	5.0	1.8
Change in Fair Value Recognized in AOCI		(9.2)	4.9	3.2
Pension and OPEB
Reclassifications from AOCI, before Income Tax (Expense) Benefit		0.0	0.0	0.0
Reclassifications from AOCI, Net of Income Tax (Expense) Benefit		0.0	0.0	0.0
Net Current Period Other Comprehensive Income (Loss)		(9.2)	4.9	3.2
Ending Balance in AOCI		0.7	9.9	5.0
Southwestern Electric Power Co [Member] | Accumulated Other Comprehensive Income [Member]
Pension and OPEB
Net Current Period Other Comprehensive Income (Loss)		(10.9)	4.8	3.2
Southwestern Electric Power Co [Member] | Accumulated Net Gain (Loss) from Cash Flow Hedges Attributable to Parent [Member] | Interest Rate [Member]
Changes in Accumulated Other Comprehensive Income (Loss) by Component
Beginning Balance in AOCI		1.2	(0.3)	(1.8)
Change in Fair Value Recognized in AOCI		0.0	0.0	0.0
Pension and OPEB
Reclassifications from AOCI, before Income Tax (Expense) Benefit		(0.1)	1.9	1.9
Reclassifications from AOCI, Net of Income Tax (Expense) Benefit		(0.1)	1.5	1.5
Net Current Period Other Comprehensive Income (Loss)		(0.1)	1.5	1.5
Ending Balance in AOCI		1.1	1.2	(0.3)
Southwestern Electric Power Co [Member] | Reclassifications from Accumulated Other Comprehensive Income [Member]
Interest Rate
Interest Expense	[2]	(0.1)	1.9	1.9
Pension and OPEB
Amortization of Prior Service Cost (Credit)		(2.0)	(2.0)	(2.0)
Amortization of Actuarial (Gains) Losses				0.1
Income Tax (Expense) Benefit		(0.4)	0.0	0.0
Southwestern Electric Power Co [Member] | Reclassifications from Accumulated Other Comprehensive Income [Member] | Pension and OPEB [Member] | Amortization of Deferred Costs [Member]
Interest Rate
Interest Expense	[2]	0.0	0.0	0.0
Pension and OPEB
Amortization of Prior Service Cost (Credit)		(2.0)	(2.0)	(2.0)
Amortization of Actuarial (Gains) Losses				0.1
Income Tax (Expense) Benefit		(0.4)	(0.4)	(0.4)
Southwestern Electric Power Co [Member] | Reclassifications from Accumulated Other Comprehensive Income [Member] | Pension and OPEB [Member] | Changes in Funded Status [Member]
Interest Rate
Interest Expense	[2]	0.0	0.0	0.0
Pension and OPEB
Amortization of Prior Service Cost (Credit)		0.0	0.0	0.0
Amortization of Actuarial (Gains) Losses				0.0
Income Tax (Expense) Benefit		0.0	0.0	0.0
Southwestern Electric Power Co [Member] | Reclassifications from Accumulated Other Comprehensive Income [Member] | Accumulated Net Gain (Loss) from Cash Flow Hedges Attributable to Parent [Member] | Interest Rate [Member]
Interest Rate
Interest Expense	[2]	(0.1)	1.9	1.9
Pension and OPEB
Amortization of Prior Service Cost (Credit)		0.0	0.0	0.0
Amortization of Actuarial (Gains) Losses				0.0
Income Tax (Expense) Benefit		$ 0.0	$ 0.4	$ 0.4

[1]	The change in fair value includes $(10) million, $(7) million and $6 million for the years ended December 31, 2022, 2021 and 2020, respectively, related to AEP's investment in joint venture wind farms acquired as part of the purchase of Sempra Renewables LLC.
[2]	Amounts reclassified to the referenced line item on the statements of income.